Shareholders’ equity (Details Narrative)			1 Months Ended		6 Months Ended
	Jul. 02, 2025	Mar. 15, 2024 shares	Jul. 16, 2025	Nov. 29, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2025 shares [1]	Dec. 31, 2024 shares [1]	May 14, 2018 ¥ / shares shares
Class of Stock [Line Items]
Ordinary stock, share authorized											50,000,000
Ordinary stock, par value | ¥ / shares											¥ 0.001
Ordinary shares description		share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each; (ii) increase the number of authorized Ordinary shares of the Company from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01		(1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.2 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2	The Meeting approved amendments to increase the number of authorized Ordinary shares of the Company from USD 50,000 divided into 50,000,000 Ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 Ordinary shares of par value USD 0.001 each.	The Meeting approved amendments to increase the number of authorized Ordinary shares of the Company from USD 50,000 divided into 50,000,000 Ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 Ordinary shares of par value USD 0.001 each.
Additional shares		180,000,000		990,000,000
Variation of share capital description					such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares	such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares
Reverse share split description	The Meeting approved (i) A 30-for-1 share consolidation of the Company’s issued and unissued Class A and Class B ordinary shares; (ii) An increase in the authorized share capital to US$6,000,000,000, effective immediately following the Share Consolidation. (iii) A capital reduction and reorganization, which includes reducing the par value of the Company’s ordinary shares to US$0.0000001. (iv) An amendment to the Company’s Memorandum and Association to reflect the new capital structure following the reorganization. The proposals (iii) and (iv) are special resolutions, and their implementation remains conditional upon the sanction of the Grand Court of the Cayman Islands.
Share consolidation description			The share capital of the Company is US$6,000,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$6 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$6 each. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.		share capital of the Company is US$100 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0000001 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.0000001 each. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.	share capital of the Company is US$100 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0000001 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.0000001 each. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.
Retained earnings for statutory reserves					$ 1,083,936		¥ 7,382,582	¥ 8,354,597
Statutory reserve					142,715		¥ 201,903	¥ 972,015
Paid-in-capital and statutory reserve					$ 21,799,388	¥ 148,473,456
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares					10,503,634		10,503,634
Shares outstanding					10,941,519		10,941,519	10,941,519	10,941,519	437,885
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares					1,162,609		1,162,609
Shares outstanding					1,495,942		1,495,942	1,495,942	1,495,942	333,333
Common Stock [Member]
Class of Stock [Line Items]
Ordinary stock, par value | $ / shares					$ 0.0000001
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, shares authorized					800,000,000		800,000,000
Ordinary stock, par value | $ / shares					$ 0.0000001
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, shares authorized					200,000,000		200,000,000
Ordinary stock, par value | $ / shares					$ 0.0000001

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation, refer to Note 13.